Financial instruments and risk management (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Notes and other explanatory information [abstract]
Derivative financial liabilities			€ 181		€ 870
Cash and cash equivalents			600		200
cash and cash equivalents percentage	63.00%
Cash in hand		$ 530	€ 80	$ 230	€ 2
Percentage of exchange rate	10.00%
Exchange rate	€ 100